Related Party Transactions	12 Months Ended
Mar. 31, 2019
Related party transactions [abstract]
Related Party Transactions

10.	RELATED PARTY TRANSACTIONS

Balances due to related parties	March 31, 2019	March 31, 2018
Hunter Dickinson Services Inc.	$214,179	$148,877
United Mineral Services Ltd.	8,754	–
Total	$222,933	$148,877

(a)	Transactions with key management personnel

Key management personnel (“KMP”) are those persons that have the authority and responsibility for planning, directing, and controlling the activities of the Company, directly and indirectly, and by definition include all the directors of the Company.

Note 8 includes the details of a director’s loan. Note 6(b) and 6(c) includes the details of the acquisition of mineral property interests from a private entity wholly-owned by one of the directors of the Company.

During the year ended March 31, 2019 and 2018, the Company’s President, Chief Executive Officer and Director, Chief Financial Officer, and Corporate Secretary provided services to the Company under a service agreement with Hunter Dickinson Services Inc. (note 10(b)). There were no other transactions with KMP during the years ended March 31, 2019 and 2018.

(b)	Hunter Dickinson Services Inc.

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary Hunter Dickinson Services Inc. (“HDSI”) are private companies established by a group of mining professionals. HDSI provides contract services for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. Amarc is one of the publicly-listed companies for which HDSI provides a variety of contract services.

The Company has one director in common with HDSI, namely Robert Dickinson. In addition, the Company’s President, Chief Executive Officer and Director, Chief Financial Officer, and Corporate Secretary are employees of HDSI and work for the Company under an employee secondment arrangement between the Company and HDSI.

HDSI provides technical, geological, corporate communications, regulatory compliance, and administrative and management services at fair market value to the Company, on an as-needed and as-requested basis from the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time experts. Services from HDSI are provided on a non-exclusive basis. The Company is not obligated to acquire any minimum amount of services from HDSI. The value of services received from HDSI is determined based on a charge-out rate for each employee performing the service and for the time spent by the employee. Such charge-out rates are agreed and set annually in advance.

HDSI also incurs third-party costs on behalf of the Company. Such third-party costs are reimbursed by the Company to HDSI at cost without any markup. Such costs include, for example, directors and officers insurance, travel, conferences, and communication services.

The following is a summary of transactions with HDSI that occurred during the reporting period:

Transactions with HDSI	For the years ended March 31,
(rounded to the nearest thousand CAD)	2019	2018	2017
Services received from HDSI and as requested by the Company	$1,620,000	$1,419,000	$1,042,000
Information technology – infrastructure and support services	60,000	60,000	60,000
Reimbursement, at cost, of third-party expenses incurred by HDSI on behalf of the Company	63,000	139,000	35,000
Total	$1,743,000	$1,618,000	$1,137,000

(c)	United Mineral Services Ltd.

United Mineral Services Ltd. (“UMS”) is a private company wholly-owned by one of the directors of the Company. UMS is engaged in the acquisition and exploration of mineral property interests.

During the year ended March 31, 2017, the Company acquired from UMS a 100% interest in two mineral property interests, namely JOY (note 6(b)) and DUKE (note 6(c)), for aggregate acquisition costs of $504,295.

The following is a summary of transactions with UMS that occurred during the reporting period:

Transactions with UMS	For the years ended March 31,
(rounded to the nearest thousand CAD)	2019	2018	2017
Acquisition of mineral property interests	$–	$–	$504,000
Services received from UMS and as requested by the Company	36,000	18,000	–
Reimbursement of third-party expenses incurred by UMS on behalf of the Company	19,000	9,000	18,000
Total	$55,000	$27,000	$522,000